LEASE	12 Months Ended
Dec. 31, 2024
Lease
LEASE

9. LEASE

i) Operating Lease

In June 2018, Ganzhou Yipeng entered into a lease agreement for manufacturing facility, canteen and staff quarters space (“Phase I Lease”) in Ganzhou with a third party for a four year term, commencing on June 1, 2018 and expired and terminated on May 31, 2022. The monthly rental payment for the first year is approximately RMB403,248 ($58,394) per month, with 6% increase per year through the lease term.

Ganzhou Yipeng entered into a lease agreement for manufacturing facility, warehouses, R&D building and staff quarters, (“Phase II Lease”) in Ganzhou with a third party with the commencement date on August 1, 2020, through December 31, 2041, and the quarterly payment schedule starting on August 1, 2024. The monthly rental payment is approximately RMB963,355($143,148) per month through the lease term.

Short-term leases include 1) a one-year leasing of management quarters space from December 9, 2022 to December 8, 2023; and 2) a ten-month leasing from February 19,2024 to December 18, 2024.

Both operating lease expense and short-term lease expense are recognized in cost of revenues and general and administrative expenses.

The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Lease expense
Operating lease expense	$1,547,705	$1,572,762	$1,924,933
Short-term lease expense	53,753	1,949	172,741
Total lease expense	$1,601,458	$1,574,711	$2,097,674

ii) Finance Lease

On August 13, 2022, Ganzhou Yipeng entered into a lease agreement with a third party for an NMP (N-methyl pyrrolidone) liquid solvent recycling equipment of RMB1.5 million (equivalent to $0.2 million) for a five-year term. Pursuant to the agreement, the Company supplies NMP liquid for manufacturing lithium-ion batteries and the Company uses the equipment with no cash payment while supplying a total of ninety five (95) metric tons of NMP liquid produced at market value through the lease term.

The components of finance lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Finance lease expense:
Amortization of right-of-use assets	$30,298	$34,530	$15,482
Interest on lease liabilities	7,335	8,707	3,855
Total finance lease expense	$37,633	$43,237	$19,337

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

	Operating leases	Finance leases
2025	$-	$-
2026	4,610,940	141,672
2027	4,952,697
2028	1,650,899
2029	1,650,899
Thereafter	19,810,789
Total future lease payments	32,676,224	141,672
Less: imputed interest	(10,730,001)	(10,038)
Present value of lease liabilities	$21,946,223	$131,635

Lease term and discount rate:

	For the Years ended December 31,
	2024	2023
Weighted-average remaining lease term (years)
Operating leases	17	18
Finance lease	2.6	3.6

Weighted-average discount rate
Operating leases	5.83%	5.83%
Finance lease	5.48%	5.48%